Derivative Financial Instruments And Certain Hedging Activities (Amount And Location Of Gains (Losses) For Derivatives Not Designated As Hedges) (Details) (Derivatives Not Designated As Hedges [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (4.1)		$ 2.4
Other (Expense) Income, Net [Member] | Foreign Currency Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	(4.1)		(1.2)
Other (Expense) Income, Net [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	0	[1]	(3.0)	[1]
Interest Expense, Net [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	0	[1]	3.0	[1]
Other Comprehensive Income [Member] | Interest Expense, Net [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 0	[2]	$ 3.6	[2]

[1]	Two and five year swaps.
[2]	Represents OCI amortization of five year cross currency swaps, which was de-designated as a cash flow hedge in November 2008.